Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Income Taxes

7. Income Taxes

We are a Cayman Islands entity. The Cayman Islands does not impose corporate income taxes. Consequently, we have calculated income taxes based on the laws and tax rates in effect in the countries in which operations are conducted, or in which we and our subsidiaries are considered resident for income tax purposes. We operate in multiple countries under different legal forms. As a result, we are subject to the jurisdiction of numerous domestic and foreign tax authorities, as well as to tax agreements and treaties among these governments. Tax rates vary between jurisdictions, as does the tax base to which the rates are applied. Taxes may be levied based on net profit before taxes or gross revenues. Determination of taxable income in any jurisdiction requires the interpretation of the related tax laws and regulations and the use of estimates and assumptions regarding significant future events, such as the amount, timing and character of deductions, permissible revenue recognition methods under the tax law and the sources and character of income and tax credits. Our income tax expense may vary substantially from one period to another as a result of changes in tax laws, regulations, agreements and treaties, foreign currency exchange restrictions, rig movements or our level of operations or profitability in each tax jurisdiction. Furthermore, our income taxes are generally dependent upon the results of our operations and, when we generate significant revenues in jurisdictions where the income tax liability is based on gross revenues or asset values, there is no correlation between our operating results and the income tax expense. Furthermore, in some jurisdictions we do not pay taxes or receive benefits for certain income and expense items, including interest expense, loss on extinguishment of debt and write-off of development costs.

Deferred income tax assets and liabilities are recorded for the expected future tax consequences of events that have been recognized in our financial statements or tax returns. We provide for deferred taxes on temporary differences between the financial statements and tax bases of assets and liabilities using the enacted tax rates which are expected to apply to taxable income when the temporary differences are expected to reverse. Deferred tax assets are also provided for certain tax credit carryforwards. A valuation allowance is established to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized.

In certain jurisdictions we are taxed under preferential tax regimes, which may require our compliance with specified requirements to sustain the tax benefits. We believe we are in compliance with the specified requirements and will continue to make all reasonable efforts to comply; however, our ability to meet the requirements of the preferential tax regimes may be affected by changes in laws, our business operations and other factors affecting our company and industry, many of which are beyond our control.

Our periodic tax returns are subject to examination by taxing authorities in the jurisdictions in which we operate in accordance with the normal statute of limitations in the applicable jurisdiction. These examinations may result in assessments of additional taxes that are resolved with the authorities or through the courts. Resolution of these matters involves uncertainties and there are no assurances as to the outcome. Our tax years 2008 and forward remain open to examination in many of our jurisdictions and we are currently involved in several tax examinations in jurisdictions where we are operating or have previously operated. As information becomes available during the course of these examinations, we may increase or decrease our estimates of tax assessments and accruals.

Predecessor
Income Taxes

5. Income Taxes

We are a Cayman Islands entity. The Cayman Islands does not impose corporate income taxes. We do not have any domestic earnings; all of our earnings are foreign. Consequently, we have calculated income taxes based on the laws and tax rates in effect in the countries in which operations are conducted, or in which we and our subsidiaries are considered resident for income tax purposes. We operate in multiple countries under different legal forms. As a result, we are subject to the jurisdiction of numerous domestic and foreign tax authorities, as well as to tax agreements and treaties among these governments. Tax rates vary between jurisdictions, as does the tax base to which the rates are applied. Taxes may be levied based on net profit before taxes or gross revenues or withholding taxes on revenue. Determination of taxable income in any jurisdiction requires the interpretation of the related tax laws and regulations and the use of estimates and assumptions regarding significant future events, such as the amount, timing and character of deductions, permissible revenue recognition methods under the tax law and the sources and character of income and tax credits. Our income tax expense may vary substantially from one period to another as a result of changes in tax laws, regulations, agreements and treaties, foreign currency exchange restrictions, rig movements or our level of operations or profitability in each tax jurisdiction. Furthermore, our income taxes are generally dependent upon the results of our operations and when we generate significant revenues in jurisdictions where the income tax liability is based on gross revenues or asset values, there is no correlation to the operating results and the income tax expense. Furthermore, in some jurisdictions we do not pay taxes or receive benefits for certain income and expense items, including interest expense, loss on extinguishment of debt and write-off of development costs.

The income tax expense (benefit), all of which relates to foreign income taxes, consisted of the following:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Current	$37,748	$40,122	$26,924
Deferred	2,122	(305)	997

Total	$39,870	$39,817	$27,921

A reconciliation of statutory and effective income tax rates is shown below:

		Year Ended December 31,
	2015	2014	2013
Statutory rate	0.0%	0.0%	0.0%
Effect of:
Taxes on foreign earnings	69.4	30.1	(138.7)
Settlement of prior years’ tax audits	(7.7)	(0.0)	(2.2)
Other	2.5	0.1	(0.9)

Total	64.2%	30.0%	(141.8)%

Deferred income tax assets and liabilities are recorded for the expected future tax consequences of events that have been recognized in our financial statements or tax returns. We provide for deferred taxes on temporary differences between the financial statements and tax bases of assets and liabilities using the enacted tax rates which are expected to apply to taxable income when the temporary differences are expected to reverse. Deferred tax assets are also provided for certain tax credit carryforwards. A valuation allowance is established to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized. The increase to the valuation allowance during the year, which is included in the taxes on foreign earnings rate in the above table, is related to net loss carry forwards generated during the year where we believe it is more likely than not that substantially all of the deferred tax asset will not be realized.

The components of the net deferred tax assets and liabilities were as follows:

	December 31,
	2015	2014
	(In thousands)
Deferred tax assets:
Share-based compensation	$—	$1,052
Accrued bonuses	171	1,165
Start-up costs	123	141
Deferred revenue	—	—
Loss carry-forwards	7,161	363
Other	90	6

Total deferred tax assets	7,545	2,727
Valuation allowance	(7,161)	(341)

Net deferred tax assets	384	2,386

Deferred tax liabilities:
Property and equipment	(2,868)	(2,749)

Total deferred tax liabilities	(2,868)	(2,749)

Net deferred tax liability	$(2,484)	$(363)

We do not expect changes to tax bases or effects on our loss carry-forwards as a result from our emergence from bankruptcy on February 10, 2016. At December 31, 2015, we had foreign tax loss carry forwards of approximately $23.0 million which will begin to expire in 2018.

We include as a component of our income tax provision potential interest and penalties related to recognized tax contingencies within our global operations. Interest and penalties expense of $0.1 million is included in 2015 income tax expense and interest and penalties of $1.2 million are accrued as of December 31, 2015.

A reconciliation of our unrecognized tax benefits amount is as follows (in thousands):

Gross balance at January 1, 2015	$2,214
Additions based on tax positions related to the current year	—
Additions for tax positions of prior years	88
Reductions for tax positions of prior years	—
Expiration of statutes	(40)
Tax settlements	—

Gross balance at December 31, 2015	2,262
Related tax benefits	—

Net balance at December 31, 2015	$2,262

In certain jurisdictions we are taxed under preferential tax regimes, which may require our compliance with specified requirements to sustain the tax benefits. We believe we are in compliance with the specified requirements and will continue to make all reasonable efforts to comply; however, our ability to meet the requirements of the preferential tax regimes may be affected by changes in laws, our business operations and other factors affecting our company and industry, many of which are beyond our control.

Our periodic tax returns are subject to examination by taxing authorities in the jurisdictions in which we operate in accordance with the normal statute of limitations in the applicable jurisdiction. These examinations may result in assessments of additional taxes that are resolved with the authorities or through the courts. Resolution of these matters involves uncertainties and there are no assurances as to the outcome. Our tax years 2008 and forward remain open to examination in many of our jurisdictions and we are currently involved in several tax examinations in jurisdictions where we are operating or have previously operated. As information becomes available during the course of these examinations, we may increase or decrease our estimates of tax assessments and accruals.